CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 880,577	$ 672,396	$ 517,922
Cost of revenues:
Total cost of revenues	375,377	285,310	224,745
Gross profit	505,200	387,086	293,177
Operating expenses:
Research and development, net	143,392	110,257	88,043
Sales and marketing	82,208	65,090	52,467
General and administrative	26,132	24,199	20,404
Total operating expenses	251,732	199,546	160,914
Operating income	253,468	187,540	132,263
Financial income, net	49,818	28,747	22,436
Income before taxes on income	303,286	216,287	154,699
Income tax expenses	44,063	32,525	18,389
Net income	$ 259,223	$ 183,762	$ 136,310
Earnings per share:
Basic	$ 8.61	$ 6.31	$ 4.73
Diluted	$ 7.96	$ 5.75	$ 4.28
Shares used in calculation of earnings per share:
Basic	30,108	29,113	28,828
Diluted	32,800	32,138	32,089
Product [Member]
Revenues:
Total revenues	$ 705,598	$ 538,350	$ 405,037
Cost of revenues:
Total cost of revenues	282,127	210,639	163,981
Services [Member]
Revenues:
Total revenues	174,979	134,046	112,885
Cost of revenues:
Total cost of revenues	$ 93,250	$ 74,671	$ 60,764